Leases - Lease Cost And Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease costs
Operating lease costs	$ 7,576	$ 8,248
Short-term lease costs	2,387	1,407
Sublease income	(1,197)	(1,359)
Total net lease cost	$ 8,766	$ 8,296
OperatingLeaseIncomeComprehensiveIncomeExtensibleListNotDisclosedFla	Operating lease income	Operating lease income
Operating lease income	$ 1,012	$ 1,243
Right-of-use assets related to new operating lease liabilities	3,476	1,575
Operating cash flows from operating leases	$ 7,630	$ 8,402
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 33,641	$ 39,525
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 32,965	$ 38,789
Weighted average remaining lease term for operating leases (in years)	9 years 2 months 26 days	9 years 9 months 21 days
Weighted average discount rate for operating leases	5.40%	5.25%